Segment Reporting	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Segment Reporting

NOTE 9 – SEGMENT REPORTING

The U.S. RadioShack company-operated stores segment consists solely of our 4,311 U.S. company-operated retail stores, all operating under the RadioShack brand name. We evaluate the performance of our segments based on operating income, which is defined as sales less cost of products sold and certain direct operating expenses, including labor, rent, and occupancy costs. Asset balances by segment have not been included in the table below, as these are managed on a company-wide level and are not fully allocated to segments for management reporting purposes. Amounts in the other category reflect our business activities that are not separately reportable, which include sales to our independent dealers, sales generated by our Mexican subsidiary and our www.radioshack.com website, sales to commercial customers, and sales to other third parties through our global sourcing operations.

Revenue by reportable segment is as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In millions)	2013	2012	2013	2012
U.S. RadioShack company-operated stores	$768.7	$772.4	$1,538.8	$1,606.0
Other	75.8	76.2	154.7	155.9
	$844.5	$848.6	$1,693.5	$1,761.9

Operating income (loss) by reportable segment and the reconciliation to loss from continuing operations before income taxes are as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In millions)	2013	2012	2013	2012
U.S. RadioShack company-operated stores	$39.4	$72.0	$100.6	$163.3
Other	3.3	6.0	11.6	14.4
	42.7	78.0	112.2	177.7

Unallocated (1)	(84.1)	(92.1)	(172.1)	(184.7)
Operating loss	(41.4)	(14.1)	(59.9)	(7.0)

Interest income	0.3	0.3	0.7	0.8
Interest expense	(14.1)	(12.9)	(29.1)	(26.0)
Other loss	--	--	(0.3)	--
Loss from continuing operations before income taxes	$(55.2)	$(26.7)	$(88.6)	$(32.2)

(1)

The unallocated category included in operating income relates to our overhead and corporate expenses that are not allocated to our operating segments for management reporting purposes. Unallocated costs include corporate departmental expenses such as labor and benefits, advertising, insurance, distribution, and information technology costs, plus certain unusual or infrequent gains or losses.